UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    ________

                                 CT Corporation
                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                   DATE OF FISCAL YEAR END:  OCTOBER 31, 2016

                  DATE OF REPORTING PERIOD:  OCTOBER 31, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.


                       The Advisors' Inner Circle Fund II


                                 [LOGO OMITTED]


                                CARDINAL CAPITAL
                              -------------------
                               MANAGEMENT, L.L.C.


                         CARDINAL SMALL CAP VALUE FUND

                        ANNUAL REPORT | OCTOBER 31, 2016














                              INVESTMENT ADVISER:

                      CARDINAL CAPITAL MANAGEMENT, L.L.C.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016

--------------------------------------------------------------------------------
                                  TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholder Letter ......................................................      1
Schedule of Investments .................................................      4
Statement of Assets and Liabilities .....................................      7
Statement of Operations .................................................      8
Statements of Changes in Net Assets .....................................      9
Financial Highlights ....................................................     10
Notes to Financial Statements ...........................................     11
Report of Independent Registered Public Accounting Firm .................     19
Disclosure of Fund Expenses .............................................     20
Trustees and Officers of the Advisors' Inner Circle Fund II .............     22
Notice to Shareholders ..................................................     28








The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-844-CCM-SEIC (1-844-226-7342); and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                             CARDINAL SMALL
                                                               CAP VALUE FUND
                                                               OCTOBER 31, 2016
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

We are pleased to share with you the Annual Report for the Cardinal Small Cap Value Fund (the "Fund") for the period November 1, 2015 through October 31, 2016. The report contains information on the holdings of the Fund along with financial highlights and a Statement of Operations.

For the twelve months ending October 31, 2016, the Fund returned 6.27% while the Russell 2000 Value Index returned 8.81%. Domestic economic data was mixed during the year, although better than most developed economies. As such, small cap stock returns were volatile despite ending the year with high single digit gains. Late last year, the Federal Reserve finally took its first step to normalize interest rates by raising the federal funds rate by 25 basis points. Although the move was well-telegraphed, equity markets did correct early in 2016 but recovered and rose until U.K. voters passed a referendum to leave the European Union. While BREXIT surprised the markets and increased economic and political uncertainty, domestic equities quickly recovered their losses and continued to perform well post-BREXIT despite concerns that the economic environment in Europe is likely to deteriorate and growth rates in China are still slowing. Equity valuations, although attractive relative to bonds, are above their historical averages on an absolute basis.

During this period, the Fund lagged its benchmark's return primarily due to stock selection, most notably within the materials and financials sectors, in addition to not owning utilities and holding residual cash in a rising market. The materials sector was the highest returning sector for the year, rising nearly 30%, driven primarily by a rebound in the more cyclical metals and mining stocks that the fund tends not to own. Specific detractors during the year included Compass Minerals, a supplier of salt and plant nutrients, whose share price fell as very mild winter weather in the Midwest reduced demand for its deicing salt. Within financials, the stock price of First NBC, a Louisiana based bank, declined due to a change in the accounting for tax credit investments which caused its financial statements to be delayed as well as credit issues which arose with two large loans. The position has been sold. There were no investment in the utilities sector given the capital intensity of those businesses, the low returns permitted by regulators in the current interest rate world, and the Portfolio Managers' assessment that valuations do not adequately compensate investors for the substantial interest rate risk.

Contributors to relative performance include stock selection in the energy and industrials sectors. Within energy, shares of Parsley Energy rose after the company announced the acquisition of more than 9,000 net leasehold acres near

THE ADVISORS' INNER CIRCLE FUND II                             CARDINAL SMALL
                                                               CAP VALUE FUND
                                                               OCTOBER 31, 2016
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

existing leasehold in the Midland Basin and substantially increased its production guidance for the next three years. Within industrials, the stock price of BWX Technologies rose significantly after the defense-focused nuclear product and services firm spun-off its coal and renewable energy business which retained the Babcock and Wilcox parent company name.

Our outlook for the economy and equity markets is cautiously optimistic. We expect domestic economic growth to remain modest and inflation benign. Short-term U.S. interest rates are likely to rise modestly unless something unexpected happens in the Presidential election or with the economy. The direction of oil prices is likely to take the lead of OPEC which must decide how it will meet the production targets set out in the understanding reached in Algeria. The economic environment in Europe is not improving as negative interest rates and undercapitalized banks are proving ineffectual. Growth rates in China are still slowing but the major fallout seems to be behind us. Given the scarcity of revenue growth, the M&A market should remain active as long as capital remains available and inexpensive. Despite low oil prices and weak global economies, U.S. corporate earnings should grow modestly as the headwinds from energy prices and the U.S. dollar moderate. Our portfolio company management teams continue to actively deploy their free cash flow through share repurchases, dividends and opportunistic acquisitions which should bode well for future value creation.

This material represents the manager's assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Past performance is no guarantee of future results. Mutual fund investing involves risk, including possible loss of principal.

                        DEFINITION OF COMPARATIVE INDEX

RUSSELL 2000 VALUE INDEX measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $1,000,000 investment in the Cardinal Small Cap Value Fund, Institutional Class Shares, versus the Russell 2000 Value Index

--------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN FOR THE
                                       PERIOD ENDED OCTOBER 31, 2016*
--------------------------------------------------------------------------------
                                                      ANNUALIZED INCEPTION
                                   ONE YEAR RETURN          TO DATE**
--------------------------------------------------------------------------------

Institutional Class Shares              6.27%               3.53%
--------------------------------------------------------------------------------
Russell 2000 Value Index                8.81%               1.76%
--------------------------------------------------------------------------------


                 [LINE GRAPH OMITTED - PLOT POINTS AS FOLLOWS]



                                    4/01/14         10/31/14        10/31/15        10/31/16
Cardinal Small Cap Value Fund      $1,000,000       $993,000       $1,029,092       $1,093,602
Russell 2000 Value Index           $1,000,000       $989,934         $961,444       $1,046,164

* IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

**   THE FUND COMMENCED OPERATIONS ON APRIL 1, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 2.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------
22.1% Financials
19.7% Industrials
13.1% Information Technology
12.6% Real Estate
11.3% Consumer Discretionary
6.0% Health Care
4.8% Energy
4.4% Short-Term Investment
3.5% Materials
2.0% Consumer Staples
0.5% Telecommunication Services

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.0%
--------------------------------------------------------------------------------
                                                     SHARES            VALUE
                                                   ---------       ------------
CONSUMER DISCRETIONARY -- 11.4%
  Del Frisco's Restaurant Group * .............      19,337        $    276,519
  IAC .........................................      10,171             655,419
  Lithia Motors, Cl A .........................       2,040             174,991
  National CineMedia ..........................      17,686             245,305
  Oxford Industries ...........................       3,930             246,490
  Six Flags Entertainment .....................       7,858             437,298
                                                                   ------------
                                                                      2,036,022
                                                                   ------------
CONSUMER STAPLES -- 2.1%
  MGP Ingredients .............................      10,420             366,888
                                                                   ------------
ENERGY -- 4.8%
  Callon Petroleum* ...........................      29,500             383,205
  Parsley Energy, Cl A* .......................       3,870             127,323
  RSP Permian * ...............................       4,100             148,010
  World Fuel Services .........................       4,907             197,507
                                                                   ------------
                                                                        856,045
                                                                   ------------
FINANCIALS -- 22.2%
  BGC Partners, Cl A ..........................      61,888             531,618
  Cardinal Financial ..........................      14,190             372,913
  Columbia Banking System .....................      18,775             619,950
  FirstCash ...................................       8,511             401,719


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                   ---------       ------------
FINANCIALS -- CONTINUED
   MB Financial ...............................      15,263        $    555,421
   PacWest Bancorp ............................      16,961             735,938
   SLM * ......................................      39,890             281,224
   South State ................................       3,425             251,224
   Starwood Property Trust ....................      10,495             233,409
                                                                   ------------
                                                                      3,983,416
                                                                   ------------
HEALTH CARE -- 6.1%
   Air Methods * ..............................       7,167             189,567
   Chemed .....................................       2,210             312,538
   ICU Medical * ..............................         310              43,183
   Ligand Pharmaceuticals * ...................       5,652             541,066
                                                                   ------------
                                                                      1,086,354
                                                                   ------------
INDUSTRIALS -- 19.7%
   Babcock & Wilcox Enterprises * .............      15,702             247,150
   BWX Technologies, Cl W .....................      15,961             625,990
   CBIZ * .....................................      36,533             403,690
   Genesee & Wyoming, Cl A * ..................       7,182             487,945
   Kaman ......................................      10,441             455,854
   KAR Auction Services .......................      17,043             725,691
   Teledyne Technologies * ....................       3,736             402,293
   TriMas * ...................................      10,414             186,931
                                                                   ------------
                                                                      3,535,544
                                                                   ------------
INFORMATION TECHNOLOGY -- 13.1%
   ACI Worldwide * ............................      18,846             341,489
   CommerceHub, Cl A * ........................       9,880             148,398
   CommerceHub, Cl C * ........................       2,940              44,247
   Convergys ..................................       6,333             184,924
   CTS ........................................      19,772             359,850
   InterDigital ...............................       1,363              96,296
   j2 Global ..................................       5,425             385,989
   PDF Solutions * ............................      27,616             545,416
   Silicon Motion Technology ADR ..............       4,970             201,832
   TechTarget * ...............................       4,868              39,333
                                                                   ------------
                                                                      2,347,774
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                   ---------       ------------
MATERIALS -- 3.5%
   Compass Minerals International .............       1,827        $    131,270
   Silgan Holdings ............................       9,836             501,144
                                                                   ------------
                                                                        632,414
                                                                   ------------
REAL ESTATE -- 12.6%
   Bluerock Residential Growth, Cl A REIT .....      21,476             266,303
   Colony Starwood Homes REIT .................      10,958             317,892
   EPR Properties REIT ........................       1,760             127,987
   Hersha Hospitality Trust, Cl A REIT ........       9,693             172,729
   Howard Hughes * ............................       5,604             615,487
   Medical Properties Trust REIT ..............      27,156             378,555
   National Storage Affiliates Trust REIT .....      13,430             262,959
   Physicians Realty Trust REIT ...............       6,160             121,783
                                                                   ------------
                                                                      2,263,695
                                                                   ------------
TELECOMMUNICATION SERVICES -- 0.5%
   Boingo Wireless * ..........................       9,003              87,509
                                                                   ------------
   TOTAL COMMON STOCK
     (Cost $16,281,503) .......................                      17,195,661
                                                                   ------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT(A) -- 4.4%
--------------------------------------------------------------------------------
   SEI Daily Income Trust Government Fund,
     Cl A, 0.200%
     (Cost $789,323) ..........................     789,323             789,323
                                                                   ------------
TOTAL INVESTMENTS-- 100.4%
     (Cost $17,070,826) .......................                    $ 17,984,984
                                                                   ============

	PERCENTAGES ARE BASED ON NET ASSETS OF $17,919,647.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE REPORTING RATE IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2016.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments, at Value (Cost $17,070,826) .....................      $17,984,984
Receivable for Investment Securities Sold ....................           86,259
Receivable for Capital Shares Sold ...........................           19,980
Receivable due from Adviser ..................................            6,142
Dividend Receivable ..........................................            2,773
Prepaid Expenses .............................................           15,558
                                                                    -----------
   TOTAL ASSETS ..............................................       18,115,696
                                                                    -----------
LIABILITIES:
Payable for Investment Securities Purchased ..................          135,142
Payable due to Administrator .................................            9,342
Payable due to Trustees ......................................            3,705
Chief Compliance Officer Fees Payable ........................            2,079
Other Accrued Expenses and Other Payables ....................           45,781
                                                                    -----------
   TOTAL LIABILITIES .........................................          196,049
                                                                    -----------
NET ASSETS ...................................................      $17,919,647
                                                                    ===========
NET ASSETS CONSIST OF:
Paid-in Capital ..............................................      $16,826,970
Undistributed Net Investment Income ..........................           66,652
Accumulated Net Realized Gain on Investments .................          111,867
Net Unrealized Appreciation on Investments ...................          914,158
                                                                    -----------
NET ASSETS ...................................................      $17,919,647
                                                                    ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE--
  INSTITUTIONAL CLASS SHARES
  ($17,919,647 / 1,685,338 shares) ...........................      $     10.63
                                                                    ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                      CARDINAL SMALL CAP VALUE
                                                        FUND FOR THE YEAR ENDED
                                                        OCTOBER 31, 2016

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends ....................................................      $   230,718
Less: Foreign Taxes Withheld .................................           (2,947)
                                                                    -----------
   TOTAL INVESTMENT INCOME ...................................          227,771
                                                                    -----------
EXPENSES:
Administration Fees ..........................................          110,301
Investment Advisory Fees .....................................          103,639
Trustees' Fees ...............................................           16,593
Chief Compliance Officer Fees ................................            5,992
Legal Fees ...................................................           28,927
Transfer Agent Fees ..........................................           24,905
Registration and Filing Fees .................................           23,648
Audit Fees ...................................................           23,364
Printing Fees ................................................           11,081
Custodian Fees ...............................................            5,000
Other Expenses ...............................................            5,514
                                                                    -----------
   TOTAL EXPENSES ............................................          358,964
                                                                    -----------
Less:
Waiver of Investment Advisory Fees ...........................         (103,639)
Reimbursement by Adviser .....................................         (107,316)
                                                                    -----------
   NET EXPENSES ..............................................          148,009
                                                                    -----------
NET INVESTMENT INCOME ........................................           79,762
                                                                    -----------
NET REALIZED GAIN ON INVESTMENTS .............................          128,601
                                                                    -----------
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS .........          949,407
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..............        1,078,008
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........      $ 1,157,770
                                                                    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------

                                                              YEAR             YEAR
                                                              ENDED            ENDED
                                                           OCTOBER 31,      OCTOBER 31,
                                                               2016            2015
                                                           -----------      -----------
OPERATIONS:
  Net Investment Income ...............................    $    79,762      $    97,256
  Net Realized Gain on Investments ....................        128,601           96,330
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................        949,407          (10,137)
                                                           -----------      -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ...................................      1,157,770          183,449
                                                           -----------      -----------
DIVIDENDS AND DISTRIBUTIONS:
  Dividends from Net Investment Income:
    INSTITUTIONAL CLASS SHARES ........................       (117,923)         (46,870)
  Distributions from Net Capital Gains:
    INSTITUTIONAL CLASS SHARES ........................        (75,926)         (21,362)
                                                           -----------      -----------
TOTAL DIVIDENDS AND DISTRIBUTIONS .....................       (193,849)         (68,232)
                                                           -----------      -----------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS SHARES:
    Issued ............................................     13,851,647        3,132,469
    Reinvestment of Distributions. ....................        159,838           63,047
    Redeemed ..........................................     (7,086,790)          (6,841)
                                                           -----------      -----------
  INCREASE IN NET ASSETS FROM INSTITUTIONAL CLASS
    SHARES TRANSACTIONS ...............................      6,924,695        3,188,675
                                                           -----------      -----------
  NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ..      6,924,695        3,188,675
                                                           -----------      -----------
  TOTAL INCREASE IN NET ASSETS ........................      7,888,616        3,303,892
                                                           -----------      -----------
NET ASSETS:
  Beginning of Year ...................................     10,031,031        6,727,139
                                                           -----------      -----------
  End of Year (undistributed net investment income
    of $66,652 and $94,176) ...........................    $17,919,647      $10,031,031
                                                           ===========      ===========

(1)  FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


THE ADVISORS' INNER CIRCLE FUND II                                           CARDINAL SMALL
                                                                             CAP VALUE FUND
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------

                                                         SELECTED PER SHARE DATA & RATIOS
                                            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                             YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                             OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
INSTITUTIONAL CLASS SHARES                      2016            2015           2014+++
                                             -----------     -----------     ------------
Net Asset Value, Beginning of Period ........  $10.19          $ 9.93          $10.00
                                               ------          ------          ------
Income (Loss) from Investment Operations:
  Net Investment Income* ....................    0.06            0.11            0.04
  Net Realized and Unrealized Gain (Loss) ...    0.56            0.25           (0.11)
                                               ------          ------          ------
  Total from Investment Operations ..........    0.62            0.36           (0.07)
                                               ------          ------          ------
Dividends and Distributions:
  Net Investment Income .....................   (0.11)          (0.07)           --
  Capital Gains .............................   (0.07)          (0.03)           --
                                               ------          ------          ------
  Total Dividends and Distributions .........   (0.18)          (0.10)           --
                                               ------          ------          ------
Net Asset Value, End of Period ..............  $10.63          $10.19          $ 9.93
                                               ======          ======          ======
TOTAL RETURN + ..............................   6.27%           3.63%         (0.70)%
                                               ======          ======          ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ....... $17,920         $10,031         $ 6,727
Ratio of Expenses to Average Net Assets .....   1.00%           1.00%           1.00%++
Ratio of Expenses to Average Net Assets
  (Excluding Waivers, Reimbursements and
  Fees Paid Indirectly) .....................   2.43%           3.40%           6.19%++
Ratio of Net Investment Income to Average
  Net Assets ................................   0.54%           1.06%           0.70%++
Portfolio Turnover Rate .....................     72%             39%             28%^

*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.

++   ANNUALIZED.

^    PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
     ANNUALIZED.

+++  COMMENCED OPERATIONS ON APRIL 1, 2014.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massa chusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the Cardinal Small Cap Value Fund (the "Fund"). The Fund commenced operations on April 1, 2014. The Fund is diversified and its investment objective is to seek to achieve long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in securities of small capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies in conformity with U.S. generally accepted accounting principles ("U.S. GAAP"). Therefore, the Funds follow the accounting and reporting guidance for investment companies.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016

--------------------------------------------------------------------------------

     Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value procedures are implemented through a fair value committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     o Level 1 --Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

     o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016

--------------------------------------------------------------------------------

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of October 31, 2016, all of the Fund's investments were Level 1. For the year ended October 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended October 31, 2016, there were no Level 3 securities.

     For the year ended October 31, 2016, there have been no significant changes to the Fund's fair valuation methodology.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes have been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the year ended October 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016

--------------------------------------------------------------------------------

     securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

     INVESTMENTS IN REITS -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisors and service providers, as required by SEC regulations. The CCO's services and fees have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016

--------------------------------------------------------------------------------

4. ADMINISTRATION, DISTRIBUTION, CUSTODIAN AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2016, the Fund paid $110,301 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

MUFG Union Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Cardinal Capital Management, L.L.C. (the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.70% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Institutional Class Shares' total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the Fund's Institutional Class Shares' average daily net assets until May 31, 2017. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2017. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the board may permit the Adviser to retain the difference between total annual operating expenses and 1.00% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. As of October 31, 2016, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $177,240, $219,455 and $210,955 expiring in 2017, 2018 and
2019 respectively.

THE ADVISORS' INNER CIRCLE FUND II              CARDINAL SMALL
                                                CAP VALUE FUND
                                                OCTOBER 31, 2016

--------------------------------------------------------------------------------

6. SHARE TRANSACTIONS:
                                                    YEAR ENDED      YEAR ENDED
                                                    OCTOBER 31,     OCTOBER 31,
                                                       2016            2015
                                                    -----------     -----------
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES
   Issued .........................................  1,347,392        301,304
   Reinvestment of Distributions ..................     15,794          6,205
   Redeemed .......................................   (662,361)          (671)
                                                     ---------        -------
   NET INSTITUTIONAL CLASS SHARES CAPITAL
     SHARE TRANSACTIONS ...........................    700,825        306,838
                                                     ---------        -------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ...........................    700,825        306,838
                                                     =========        =======

7. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2016, the Fund made purchases of $16,782,111 and sales of $10,161,521 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences that are primarily attributable to REIT adjustments have been reclassified to (from) the following accounts:

                 UNDISTRIBUTED NET               ACCUMULATED NET
             INVESTMENT INCOME/(LOSS)          REALIZED GAIN/LOSS
             ------------------------          ------------------
                     $10,637                        $(10,637)

These reclassifications had no impact on net assets or net asset value per share.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016

--------------------------------------------------------------------------------

The tax character of dividends and distributions declared during the years ended October 31, 2016 and 2015 were as follows:

                            ORDINARY     LONG TERM
                             INCOME     CAPITAL GAIN        TOTAL
                            --------    ------------       --------
         2016              $138,621       $ 55,228        $193,849
         2015                68,232             --          68,232

As of October 31, 2016, the components of Distributable Earnings on a tax basis were as follows:

      Undistributed Ordinary Income ................  $    66,652
      Undistributed Long-Term Capital Gains ........      292,356
      Unrealized Appreciation ......................      733,669
                                                      -----------
      Total Distributable Earnings .................  $ 1,092,677
                                                      ===========

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2016, were as follows:

                        AGGREGATE           AGGREGATE            NET
         FEDERAL     GROSS UNREALIZED   GROSS UNREALIZED     UNREALIZED
         TAX COST      APPRECIATION       DEPRECIATION       APPRECIATION
       -----------   ----------------   ----------------     ------------
       $17,251,315      $1,385,893         $(652,224)          $733,669

The temporary book to tax differences primarily consist of wash sales.

9. OTHER:

At October 31, 2016, 72.4% of Institutional Class Shares total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of a record shareholder and several omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016
--------------------------------------------------------------------------------

10. REGULATORY MATTERS:

In October 2016, the Securities and Exchange Commission (the "SEC") released its Final Rule on Investment Company Reporting Modernization (the "Rule"). The Rule which introduces two new regulatory reporting forms for investment companies -- Form N-PORT and Form N-CEN -- also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund's current financial statement presentation and expects that the Fund will be able to comply with the Rule's Regulation S-X amendments by the August 1, 2017 compliance date.

11. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund II and the Shareholders of
Cardinal Small Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cardinal Small Cap Value Fund (one of the funds constituting The Advisors' Inner Circle Fund II, hereafter referred to as the "Fund") at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2016

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2016 to October 31, 2016).

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED) -- CONCLUDED
--------------------------------------------------------------------------------

                                    BEGINNING    ENDING                 EXPENSES
                                     ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                      VALUE       VALUE      EXPENSE     DURING
                                     5/01/16    10/31/16      RATIOS     PERIOD*
CARDINAL SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class Shares         $1,000.00    $1,040.10      1.00%     $5.13

HYPOTHETICAL 5% RETURN
Institutional Class Shares         $1,000.00    $1,020.11      1.00%     $5.08

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period.)

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Trustees."
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                      POSITION WITH
NAME AND              TRUST AND LENGTH
YEAR OF BIRTH         OF TIME SERVED(1)     PRINCIPAL OCCUPATION IN THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES(2,3)
----------------------------------------------------------------------------------------------------------------
ROBERT A. NESHER      Chairman of the       SEI employee 1974 to present; currently performs various services
(Born: 1946)          Board of Trustees     on behalf of SEI Investments for which Mr. Nesher is compensated.
                      (Since 1991)




----------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN      Trustee               Self-Employed Consultant since 2003. Partner at Morgan, Lewis &
(Born: 1940)          (Since 1991)          Bockius LLP (law firm) from 1976 to 2003, Counsel to the Trust,
                                            SEI Investments, SIMC, the Administrator and the Distributor.




----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES(3)
----------------------------------------------------------------------------------------------------------------
JOHN K. DARR          Trustee               Retired. Chief Executive Officer, Office of Finance, Federal Home
(Born: 1944)          (Since 2008)          Loan Banks, from 1992 to 2007.
----------------------------------------------------------------------------------------------------------------
JOSEPH T. GRAUSE, JR. Trustee               Self-Employed Consultant since January 2012. Director of En-
(Born: 1952)          (Since 2011)          dowments and Foundations, Morningstar Investment Manage-
                                            ment, Morningstar, Inc., 2010 to 2011. Director of International
                                            Consulting and Chief Executive Officer of Morningstar Associates
                                            Europe Limited, Morningstar, Inc., 2007 to 2010. Country Man-
                                            ager -- Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.
----------------------------------------------------------------------------------------------------------------

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS, OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) DENOTES TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE FUND AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE DISTRIBUTOR AND/OR ITS AFFILIATES.

(3)  BOARD MEMBERS OVERSEE 38 FUNDS IN THE ADVISORS' INNER CIRCLE FUND II.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016

--------------------------------------------------------------------------------

Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-CCM-SEIC. The following chart lists Trustees and Officers as of October 31, 2016.
--------------------------------------------------------------------------------

OTHER DIRECTORSHIPS HELD IN THE PAST 5 YEARS(4)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser
Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI
Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments--Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments--Unit Trust Management
(UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors' Inner Circle Fund III, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments (Europe), Limited, SEI Investments--Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments -- Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O'Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of Federal Home Loan Bank of
Pittsburgh, Meals on Wheels, Lewes/Rehoboth Beach and West Rehoboth Land
Trust.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of The Korea Fund, Inc.





--------------------------------------------------------------------------------

(4) DIRECTORSHIPS OF COMPANIES REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES UNDER THE 1940 ACT.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016

--------------------------------------------------------------------------------
                           POSITION WITH
 NAME AND                  TRUST AND LENGTH
 YEAR OF BIRTH             OF TIME SERVED(1)       PRINCIPAL OCCUPATIONS IN THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES(2) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
 MITCHELL A. JOHNSON       Trustee                 Retired. Private investor since 1994.
 (Born: 1942)              (Since 2005)
-------------------------------------------------------------------------------------------------------------------
 BETTY L. KRIKORIAN        Trustee                 Vice President, Compliance, AARP Financial Inc., from 2008 to
 (Born: 1943)              (Since 2005)            2010. Self-Employed Legal and Financial Services Consultant
                                                   since 2003. Counsel (in-house) for State Street Bank from
                                                   1995 to 2003.
-------------------------------------------------------------------------------------------------------------------
 BRUCE R. SPECA            Trustee                 Global Head of Asset Allocation, Manulife Asset Management
 (Born: 1956)              (Since 2011)            (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice
                                                   President -- Investment Management Services, John Hancock
                                                   Financial Services (subsidiary of Manulife Financial), 2003 to
                                                   2010.
-------------------------------------------------------------------------------------------------------------------
 GEORGE J. SULLIVAN, JR.   Trustee                 Retired since 2012. Self-Employed Consultant, Newfound
 (Born: 1942)              Lead Independent        Consultants Inc., 1997 to 2011.
                           Trustee
                           (Since 1999)


-------------------------------------------------------------------------------------------------------------------
 OFFICERS
-------------------------------------------------------------------------------------------------------------------
 MICHAEL BEATTIE           President               Director of Client Service, SEI Investments Company, since
 (Born: 1965)              (Since 2011)            2004.
-------------------------------------------------------------------------------------------------------------------
 STEPHEN CONNORS           Treasurer, Controller   Director, SEI Investments, Fund Accounting since December
 (Born: 1984)              and Chief Financial     2014. Audit Manager, Deloitte & Touche LLP, from 2011 to
                           Officer                 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting &
                           (since 2015)            Dougherty, LLP), from 2007 to 2011.
-------------------------------------------------------------------------------------------------------------------

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS, OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2)  BOARD MEMBERS OVERSEE 38 FUNDS IN THE ADVISORS' INNER CIRCLE FUND II.

THE ADVISORS' INNER CIRCLE FUND II                             CARDINAL SMALL
                                                               CAP VALUE FUND
                                                               OCTOBER 31, 2016
--------------------------------------------------------------------------------


OTHER DIRECTORSHIPS HELD IN THE PAST 5 YEARS(3)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds and The KP Funds.



--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds and The KP Funds.




--------------------------------------------------------------------------------
Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI
Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Member of the independent review committee for SEI's Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
None.

--------------------------------------------------------------------------------
None.




--------------------------------------------------------------------------------

(3) DIRECTORSHIPS OF COMPANIES REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES UNDER THE 1940 ACT.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016

-----------------------------------------------------------------------------------------------------------------
                      POSITION WITH
 NAME AND             TRUST AND LENGTH
 YEAR OF BIRTH        OF TIME SERVED        PRINCIPAL OCCUPATIONS IN THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
 OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
 DIANNE M.            Vice President and    Counsel at SEI Investments since 2010. Associate at Morgan,
 DESCOTEAUX           Secretary (Since      Lewis & Bockius LLP from 2006 to 2010.
 (Born: 1977)         2011)
-----------------------------------------------------------------------------------------------------------------
 RUSSELL EMERY        Chief Compliance      Chief Compliance Officer of SEI Structured Credit Fund, LP
 (Born: 1962)         Officer               since June 2007. Chief Compliance Officer of SEI Alpha Strat-
                      (Since 2006)          egy Portfolios, LP from June 2007 to September 2013. Chief
                                            Compliance Officer of The Advisors' Inner Circle Fund II, Bishop
                                            Street Funds, The KP Funds, The Advisors' Inner Circle Fund
                                            III, Winton Series Trust, Winton Diversified Opportunities Fund
                                            (closed-end investment company), Gallery Trust, SEI Institution-
                                            al Managed Trust, SEI Asset Allocation Trust, SEI Institutional
                                            International Trust, SEI Institutional Investments Trust, SEI Daily
                                            Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New
                                            Covenant Funds, SEI Insurance Products Trust and SEI Catholic
                                            Values Trust. Chief Compliance Officer of SEI Opportunity Fund,
                                            L.P. until 2010. Chief Compliance Officer of O'Connor EQUUS
                                            (closed-end investment company) to 2016. Chief Compliance
                                            Officer of SEI Liquid Asset Trust to 2016.
-----------------------------------------------------------------------------------------------------------------
 LISA WHITTAKER       Vice President and    Attorney, SEI Investments Company (2012-present). Associate
 (Born: 1978)         Assistant Secretary   Counsel, The Glenmede Trust Company (2011-2012). Associate,
                      (Since 2013)          Drinker Biddle & Reath LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------------
 JOHN Y. KIM          Vice President and    Attorney, SEI Investments Company (2014-present). Associate
 (Born: 1981)         Secretary             Stradley Ronon Stevens & Young (2009-2014).
                      (Since 2014)
-----------------------------------------------------------------------------------------------------------------
 BRIDGET E. SUDALL    Anti-Money            Senior Associate and AML Officer, Morgan Stanley Alternative
 (Born: 1980)         Laundering            Investment Partners from April 2011 to March 2015. Investor
                      Compliance Officer    Services Team Lead, Morgan Stanley Alternative Investment
                      and Privacy Officer   Partners from 2007 to 2011.
                      (Since 2015)
-----------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016

--------------------------------------------------------------------------------



OTHER DIRECTORSHIPS HELD IN THE PAST 5 YEARS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
None.


--------------------------------------------------------------------------------
None.










--------------------------------------------------------------------------------
None.

--------------------------------------------------------------------------------
None.

--------------------------------------------------------------------------------
None.





--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2016

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2016, the Portfolio is designating the following items with regard to distributions paid during the year.

                                                 DIVIDENDS
                                                 QUALIFYING
                                               FOR CORPORATE                                                  SHORT-TERM
 LONG TERM        ORDINARY                        DIVIDEND       QUALIFYING      U.S.          INTEREST         CAPITAL
CAPITAL GAIN       INCOME           TOTAL        RECEIVABLE       DIVIDEND    GOVERNMENT       RELATED           GAIN
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)    INCOME (2)   INTEREST (3)   DIVIDENDS (4)   DIVIDENDS (5)
---------------------------------------------------------------------------------------------------------------------------
   28.49%          71.51%         100.00%          71.99%          73.25%        0.00%            0.00%         100.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDENDS" IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTION FOR CALENDAR YEAR ENDED 2016 THAT IS EXEMPTED FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(5) THE PERCENTAGE OF THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT TERM CAPITAL GAIN DIVIDENDS" IS REFLECTED AS A PERCENTAGE OF SHORT TERM CAPITAL GAIN DISTRIBUTION FOR CALENDAR YEAR ENDED 2016 THAT IS EXEMPTED FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2016. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2016 FORM 1099-DIV.

                      [This Page Intentionally Left Blank]

                         CARDINAL SMALL CAP VALUE FUND
                                   PO Box 588
                               Portland, ME 04112
                                 1-844-CCM-SEIC

                                    ADVISER:
                      Cardinal Capital Management, L.L.C.
                           Four Greenwich Office Park
                          Greenwich, Connecticut 06831

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                        Philadelphia, Pennsylvania 19103



              This information must be preceded or accompanied by
                       a current prospectus for the Fund.






                                                                 CAR-AR-001-0300

Item 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.


Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                      2016                                                       2015
------------------------------------------------------------------------------------------------------------------------------------
                All fees and      All fees and         All other            All fees and      All fees and         All other
                services to       services to          fees and             services to       services to          fees and
                the Trust         service              services to          the Trust         service              services to
                that were         affiliates           that service         that were         affiliates that      service
                pre-              were pre-            affiliates that      pre-              were pre-            affiliates that
                approved          approved             did not require      approved          approved             did not require
                                                       pre-approval                                                pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a) Audit       $140,400              $0                   $0                $136,800             $0                   $0
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(b) Audit-          $0                $0                   $0                   $0                $0                   $0
    Related
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(c) Tax             $0                $0                $220,000                $0                $0                $220,000
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(d) All             $0                $0                   $0                   $0                $0                   $0
    Other
    Fees
------------------------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                      2016                                                       2015
------------------------------------------------------------------------------------------------------------------------------------
                All fees and      All fees and         All other            All fees and      All fees and         All other
                services to       services to          fees and             services to       services to          fees and
                the Trust         service              services to          the Trust         service              services to
                that were         affiliates           service              that were         affiliates that      service
                pre-              were pre-            affiliates that      pre-              were pre-            affiliates that
                approved          approved             did not require      approved          approved             did not require
                                                       pre-approval                                                pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a) Audit        $21,880             N/A                    N/A              $22,605              N/A                  N/A
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(b) Audit-          N/A              N/A                    N/A                N/A                N/A                  N/A
    Related
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(c) Tax             N/A              N/A                    N/A                N/A                N/A                  N/A
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(d) All             N/A              N/A                    N/A                N/A                N/A                  N/A
    Other
    Fees
------------------------------------------------------------------------------------------------------------------------------------

Notes:

(1) Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          ---------------------------------------------------
                                       2016           2015
          ---------------------------------------------------
          Audit-Related Fees            0%             0%
          ---------------------------------------------------
          Tax Fees                      0%             0%
          ---------------------------------------------------
          All Other Fees
                                        0%             0%
         ----------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          ---------------------------------------------------
                                       2016           2015
          ---------------------------------------------------
          Audit-Related Fees            0%             0%
          ---------------------------------------------------
          Tax Fees                      0%             0%
          ---------------------------------------------------
          All Other Fees
                                        0%             0%
         ----------------------------------------------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $220,000 and $220,000 for 2016 and 2015, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years were $0 and $0 for 2016 and 2015, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)*                     /s/ Michael Beattie
                                              ----------------------------------
                                              Michael Beattie, President
Date:  January 6, 2017



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ Michael Beattie
                                              ----------------------------------
                                              Michael Beattie, President
Date:  January 6, 2017



By (Signature and Title)*                     /s/ Stephen Connors
                                              ----------------------------------
                                              Stephen Connors,
                                              Treasurer, Controller and
                                              Chief Financial Officer
Date:  January 6, 2017


* Print the name and title of each signing officer under his or her signature.